Property, Equipment and Software (Tables)	12 Months Ended
Dec. 31, 2019
Property, Equipment and Software
Summary of property, equipment and software

The following is a summary of property, equipment and software (in thousands):

	December 31,	December 31,
	2018	2019
	RMB	RMB
Building and decoration	1,408,343	2,987,003
Leasehold improvements	164,745	153,145
Furniture, fixtures and office equipment	135,611	198,909
Vehicles	76,192	74,487
Servers and computers	3,852,805	4,066,925
Software	96,092	181,223
Construction in progress	1,567,091	465,993
	7,300,879	8,127,685

Less: accumulated depreciation	(2,628,800)	(3,505,973)

Net book value	4,672,079	4,621,712